Thrivent Securitized Income ETF Expense Example - Thrivent Securitized Income ETF - None	Oct. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128